SUBSEQUENT EVENTS (Details Narrative)				2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 28, 2026 USD ($) $ / shares	Jan. 14, 2026 USD ($)	Dec. 31, 2024 USD ($) Integer	Mar. 26, 2026 USD ($) Integer	Mar. 31, 2026 USD ($) Integer $ / shares	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($) Integer $ / shares	Dec. 31, 2024 USD ($) Integer	Apr. 24, 2026 USD ($)	Dec. 24, 2015 USD ($)
Subsequent Event [Line Items]
Gain (Loss) on Sale of Properties					$ 172,096	$ 240,899	$ 950,434	$ 3,426,572
Number of publicly traded | Integer			0				0	0
Number of publicly traded call options | Integer			0				0	0
Discontinued Operations, Disposed of by Sale [Member]
Subsequent Event [Line Items]
Number of real estate properties | Integer			51		5	6	20	51
Real estate property, consideration transferred, total						$ 2,800,000	$ 9,800,000	$ 24,800,000
Gain (Loss) on Sale of Properties			$ 3,400,000		$ 200,000	$ 200,000	$ 1,000,000.0
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate, percentage					9.375%		9.375%
Preferred stock, dividend rate, | $ / shares	$ 0.19531				$ 2.34375		$ 2.34375
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member]
Subsequent Event [Line Items]
Number of real estate properties | Integer				5
Gain (Loss) on Sale of Properties				$ 100,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate, percentage	9.375%
Preferred stock, dividend rate, | $ / shares	$ 0.19531
Preferred stock dividend suspension	$ 2,300,000
Subsequent Event [Member] | Dakota Center [Member]
Subsequent Event [Line Items]
Sale of real estate		$ 5,125,000
Real estate property, consideration transferred, total		$ 2,500,000
Debt Origin Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Liquid assets									$ 200,000
Debt Origin Bank [Member] | Subsequent Event [Member] | Model Homes DMHLP207 [Member]
Subsequent Event [Line Items]
Debt instrument, floor interest rate, decrease									1.50%
Promissory Note [Member] | Bancorp Bank [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 17,727,500